Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information on remuneration [Line items]
Key management personnel compensation other	€ 1,861,803	€ 1,556,514	€ 1,094,546
Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	8,089,063	6,388,667	5,974,928
Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	6,345,576	5,746,347	2,705,560
Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	6,371,297	5,943,782	2,740,004
Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	0	0	88,775
Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	885,343	764,311	91,339
Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	1,886,963	1,854,129	2,193,409
Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	€ 408,695	€ 180,077	€ 209,462